UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3855

Fidelity Advisor Series VIII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Emerging Markets Income Fund

September 30, 2018

EMI-QTLY-1118
1.808787.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.5%
		Principal Amount(a)	Value
Azerbaijan - 1.8%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		$52,280,000	$58,042,092
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		30,270,000	32,743,059

TOTAL AZERBAIJAN			90,785,151

Bahrain - 0.5%
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		26,090,000	25,700,737
Brazil - 0.0%
Caixa Economica Federal 7.25% 7/23/24 (b)(c)		2,965,000	2,975,378
British Virgin Islands - 0.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		17,600,000	16,614,699
Cayman Islands - 1.0%
Alibaba Group Holding Ltd. 3.4% 12/6/27		23,710,000	22,099,972
Brazil Minas SPE 5.333% 2/15/28 (b)		6,985,000	6,688,138
Ksa Sukuk Ltd. 4.303% 1/19/29 (b)		19,620,000	19,657,710

TOTAL CAYMAN ISLANDS			48,445,820

Costa Rica - 0.2%
Banco Nacional de Costa Rica 6.25% 11/1/23 (b)		2,755,000	2,717,119
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (b)		3,400,000	2,652,034
6.95% 11/10/21 (b)		3,639,000	3,666,293

TOTAL COSTA RICA			9,035,446

Georgia - 1.0%
Georgian Oil& Gas Corp. 6.75% 4/26/21 (b)		21,662,000	22,197,463
JSC BGEO Group 6% 7/26/23 (b)		8,505,000	8,294,076
JSC Georgian Railway:
7.75% 7/11/22		1,000,000	1,059,790
7.75% 7/11/22 (b)		15,415,000	16,336,663

TOTAL GEORGIA			47,887,992

Indonesia - 1.2%
PT Pertamina Persero:
5.625% 5/20/43 (b)		6,800,000	6,696,348
6% 5/3/42 (b)		29,041,000	29,778,787
6.5% 5/27/41 (b)		23,090,000	25,228,249

TOTAL INDONESIA			61,703,384

Ireland - 0.8%
SCF Capital Ltd. 5.375% 6/16/23 (b)		5,735,000	5,548,613
Vnesheconombank Via VEB Finance PLC:
5.942% 11/21/23 (b)		4,950,000	4,721,765
6.025% 7/5/22 (b)		20,630,000	19,969,015
6.8% 11/22/25 (b)		9,320,000	9,128,940

TOTAL IRELAND			39,368,333

Kazakhstan - 0.8%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (b)		6,670,000	6,569,950
JSC KazTransGaz 4.375% 9/26/27 (b)		8,030,000	7,640,947
Kazagro National Management Holding JSC 4.625% 5/24/23 (b)		10,555,000	10,404,908
Kazakhstan Temir Zholy 4.85% 11/17/27 (b)		6,800,000	6,746,824
KazMunaiGaz Finance Sub BV 5.75% 4/19/47 (b)		7,300,000	7,190,500

TOTAL KAZAKHSTAN			38,553,129

Luxembourg - 0.0%
RSHB Capital SA 8.5% 10/16/23 (b)		2,460,000	2,472,300
Mexico - 8.5%
Comision Federal de Electricid:
4.75% 2/23/27 (b)		9,030,000	8,905,928
4.875% 1/15/24 (b)		10,990,000	11,155,180
Pemex Project Funding Master Trust:
6.625% 6/15/35		78,300,000	77,791,050
8.625% 2/1/22		12,438,000	13,785,632
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 5.9813% 3/11/22 (c)(d)		22,075,000	23,423,120
4.875% 1/24/22		15,340,000	15,516,410
6.35% 2/12/48 (b)		18,273,000	16,738,068
6.375% 2/4/21		10,725,000	11,245,270
6.375% 1/23/45		20,155,000	18,663,530
6.5% 3/13/27		22,890,000	23,382,135
6.5% 6/2/41		114,795,000	107,620,313
6.75% 9/21/47		27,410,000	26,154,348
6.875% 8/4/26		63,870,000	67,376,463

TOTAL MEXICO			421,757,447

Mongolia - 0.3%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (Reg. S)		12,741,000	13,493,063
Morocco - 0.3%
OCP SA 6.875% 4/25/44 (b)		12,345,000	13,196,805
Netherlands - 0.1%
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)		6,075,000	6,697,688
Oman - 0.2%
Oman Sovereign Sukuk SAOC 4.397% 6/1/24 (b)		13,475,000	12,910,344
Peru - 0.3%
Petroleos Del Peru Petroperu SA:
4.75% 6/19/32 (b)		6,795,000	6,585,714
5.625% 6/19/47 (b)		6,560,000	6,519,066

TOTAL PERU			13,104,780

South Africa - 1.5%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		24,600,000	23,920,548
6.35% 8/10/28 (b)		4,710,000	4,690,444
6.75% 8/6/23 (b)		29,005,000	27,856,982
7.125% 2/11/25 (b)		6,515,000	6,255,182
8.45% 8/10/28 (b)		5,185,000	5,182,408
TransCanada PipeLines Ltd. 4% 7/26/22 (b)		5,075,000	4,757,813

TOTAL SOUTH AFRICA			72,663,377

Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (b)		9,370,000	8,714,100
Tunisia - 0.1%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		8,500,000	7,480,000
Turkey - 0.6%
Export Credit Bank of Turkey:
4.25% 9/18/22 (Reg. S)		2,400,000	2,085,120
5% 9/23/21 (b)		6,920,000	6,355,854
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		2,395,000	2,092,751
Turkiye Ihracat Kredi Bankasi A/S:
5.375% 10/24/23 (b)		4,475,000	3,960,375
6.125% 5/3/24 (b)		15,085,000	13,498,209

TOTAL TURKEY			27,992,309

United Arab Emirates - 0.6%
Abu Dhabi Crude Oil Pipeline 4.6% 11/2/47 (b)		22,795,000	22,194,580
Oztel Holdings SPC Ltd.:
5.625% 10/24/23 (b)		4,105,000	4,156,313
6.625% 4/24/28 (b)		4,600,000	4,607,820

TOTAL UNITED ARAB EMIRATES			30,958,713

United Kingdom - 1.2%
Biz Finance PLC:
9.625% 4/27/22 (b)		43,895,000	44,654,384
9.75% 1/22/25 (b)		3,000,000	3,013,500
Oschadbank Via SSB #1 PLC:
9.375% 3/10/23 (b)		2,955,000	2,984,550
9.625% 3/20/25 (b)		2,310,000	2,312,772
Vedanta Resources PLC 6.375% 7/30/22 (b)		4,905,000	4,721,063

TOTAL UNITED KINGDOM			57,686,269

Venezuela - 2.0%
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		72,835,000	15,768,778
5.5% 4/12/37 (e)		85,860,000	18,889,200
6% 5/16/24 (b)(e)		79,460,000	17,377,902
6% 11/15/26 (Reg. S) (e)		56,090,000	12,059,350
8.5% 10/27/20 (Reg. S) (e)		15,579,750	13,164,889
9% 11/17/21 (Reg. S) (e)		20,860,000	4,797,800
9.75% 5/17/35 (b)(e)		40,110,000	9,425,850
12.75% 2/17/22 (b)(e)		24,390,000	5,865,795

TOTAL VENEZUELA			97,349,564

TOTAL NONCONVERTIBLE BONDS
(Cost $1,244,946,826)			1,167,546,828

Government Obligations - 68.1%
Angola - 0.5%
Angola Republic:
8.25% 5/9/28 (b)		13,480,000	13,924,301
9.375% 5/8/48 (b)		6,895,000	7,279,465
9.5% 11/12/25 (b)		4,865,000	5,510,002

TOTAL ANGOLA			26,713,768

Argentina - 4.8%
Argentine Republic:
5.875% 1/11/28		25,460,000	20,151,590
6.625% 7/6/28		8,300,000	6,806,000
6.875% 4/22/21		29,770,000	28,430,350
6.875% 1/26/27		54,285,000	46,142,250
7.125% 7/6/36		11,400,000	9,091,500
7.125% 6/28/2117		14,725,000	11,448,688
7.5% 4/22/26		106,525,000	94,967,038
8.28% 12/31/33		21,121,702	19,062,336

TOTAL ARGENTINA			236,099,752

Armenia - 0.3%
Republic of Armenia:
6% 9/30/20 (b)		11,695,000	11,896,154
7.15% 3/26/25 (b)		3,330,000	3,510,653

TOTAL ARMENIA			15,406,807

Belarus - 0.3%
Belarus Republic:
6.875% 2/28/23 (b)		7,560,000	7,924,694
7.625% 6/29/27 (b)		4,660,000	4,967,746

TOTAL BELARUS			12,892,440

Bolivia - 0.2%
Plurinational State of Bolivia 4.5% 3/20/28 (b)		8,700,000	8,221,500
Brazil - 3.0%
Brazilian Federative Republic:
4.25% 1/7/25		22,960,000	21,697,200
4.625% 1/13/28		22,726,000	20,805,880
5% 1/27/45		19,355,000	15,939,036
5.625% 1/7/41		16,205,000	14,730,507
5.625% 2/21/47		9,775,000	8,655,860
6% 4/7/26		8,390,000	8,608,224
7.125% 1/20/37		7,545,000	8,120,306
8.25% 1/20/34		27,480,000	32,220,300
10.125% 5/15/27		6,670,000	8,629,313
12.25% 3/6/30		6,915,000	10,372,500

TOTAL BRAZIL			149,779,126

Cameroon - 0.3%
Cameroon Republic 9.5% 11/19/25 (b)		16,400,000	17,261,787
Costa Rica - 0.4%
Costa Rican Republic:
4.25% 1/26/23 (b)		6,385,000	5,785,704
4.375% 4/30/25 (b)		3,790,000	3,272,172
5.625% 4/30/43 (b)		3,070,000	2,363,900
7% 4/4/44 (b)		5,825,000	5,105,962
7.158% 3/12/45 (b)		5,845,000	5,125,188

TOTAL COSTA RICA			21,652,926

Dominican Republic - 1.5%
Dominican Republic:
5.5% 1/27/25 (b)		8,000,000	8,030,000
5.875% 4/18/24 (b)		5,170,000	5,322,722
5.95% 1/25/27 (b)		13,465,000	13,714,103
6% 7/19/28 (b)		9,410,000	9,569,500
6.6% 1/28/24 (b)		4,625,000	4,875,768
6.85% 1/27/45 (b)		11,990,000	12,139,875
6.875% 1/29/26 (b)		11,040,000	11,784,538
7.45% 4/30/44 (b)		8,495,000	9,047,175

TOTAL DOMINICAN REPUBLIC			74,483,681

Ecuador - 1.8%
Ecuador Republic:
7.875% 1/23/28 (b)		9,800,000	8,817,060
7.95% 6/20/24 (b)		15,830,000	15,128,731
8.75% 6/2/23 (b)		10,215,000	10,225,215
8.875% 10/23/27 (b)		14,355,000	13,618,589
9.625% 6/2/27 (b)		5,415,000	5,353,811
9.65% 12/13/26 (b)		12,825,000	12,769,853
10.5% 3/24/20 (b)		7,995,000	8,304,407
10.75% 3/28/22 (b)		12,175,000	12,935,938

TOTAL ECUADOR			87,153,604

Egypt - 2.9%
Arab Republic of Egypt:
yield at date of purchase 18.6494% 12/18/18	EGP	139,775,000	7,337,252
5.577% 2/21/23 (b)		37,945,000	36,796,025
6.125% 1/31/22 (b)		23,700,000	23,709,006
6.588% 2/21/28 (b)		2,430,000	2,320,650
6.875% 4/30/40 (b)		3,170,000	2,812,107
7.5% 1/31/27 (b)		42,855,000	43,607,705
7.903% 2/21/48 (b)		13,045,000	12,425,363
8.5% 1/31/47 (b)		13,230,000	13,258,550

TOTAL EGYPT			142,266,658

El Salvador - 1.0%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		8,722,000	8,118,699
6.375% 1/18/27 (b)		7,095,000	6,642,694
7.375% 12/1/19		9,195,000	9,355,913
7.625% 2/1/41 (b)		3,680,000	3,542,552
7.65% 6/15/35 (Reg. S)		6,580,000	6,385,035
7.75% 1/24/23 (Reg. S)		2,995,000	3,123,545
8.25% 4/10/32 (Reg. S)		1,930,000	1,962,578
8.625% 2/28/29 (b)		8,120,000	8,586,900

TOTAL EL SALVADOR			47,717,916

Ethiopia - 0.3%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		12,845,000	13,014,297
Gabon - 0.2%
Gabonese Republic:
6.375% 12/12/24 (b)		6,795,000	6,414,344
6.95% 6/16/25 (b)		6,210,000	5,946,820

TOTAL GABON			12,361,164

Ghana - 1.7%
Ghana Republic:
7.625% 5/16/29 (b)		4,165,000	4,168,923
7.875% 8/7/23 (Reg.S)		29,045,000	30,395,593
8.125% 1/18/26 (b)		14,250,000	14,801,475
8.627% 6/16/49 (b)		5,660,000	5,660,000
10.75% 10/14/30 (b)		22,625,000	28,138,713

TOTAL GHANA			83,164,704

Guatemala - 0.3%
Guatemalan Republic:
4.375% 6/5/27 (b)		7,040,000	6,608,800
4.5% 5/3/26 (b)		6,800,000	6,475,980

TOTAL GUATEMALA			13,084,780

Honduras - 0.3%
Republic of Honduras 6.25% 1/19/27		12,410,000	12,737,004
Indonesia - 3.3%
Indonesian Republic:
3.5% 1/11/28		15,340,000	14,258,914
3.85% 7/18/27 (b)		19,380,000	18,468,966
4.35% 1/11/48		10,985,000	10,060,524
4.75% 1/8/26 (b)		9,660,000	9,792,284
4.75% 7/18/47 (b)		5,300,000	5,084,385
5.875% 1/15/24 (b)		7,205,000	7,725,057
6.625% 2/17/37		12,975,000	15,180,322
7.75% 1/17/38 (b)		23,030,000	30,170,682
8.5% 10/12/35 (b)		23,840,000	32,660,585
Perusahaan Penerbit SBSN:
3.75% 3/1/23 (b)		9,310,000	9,147,075
4.4% 3/1/28 (b)		9,310,000	9,112,628

TOTAL INDONESIA			161,661,422

Iraq - 1.4%
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		60,725,000	57,478,034
6.752% 3/9/23 (b)		10,460,000	10,444,519

TOTAL IRAQ			67,922,553

Ivory Coast - 0.6%
Ivory Coast 5.75% 12/31/32		31,403,750	29,690,361
Jamaica - 0.4%
Jamaican Government:
6.75% 4/28/28		7,595,000	8,240,575
7.875% 7/28/45		3,480,000	4,062,900
8% 3/15/39		6,405,000	7,358,576

TOTAL JAMAICA			19,662,051

Jordan - 1.3%
Jordanian Kingdom:
5.75% 1/31/27 (b)		9,430,000	8,926,438
6.125% 1/29/26 (b)		27,980,000	27,438,307
7.375% 10/10/47 (b)		32,110,000	30,183,400

TOTAL JORDAN			66,548,145

Kenya - 0.5%
Republic of Kenya:
6.875% 6/24/24 (b)		10,180,000	10,205,450
7.25% 2/28/28 (b)		8,485,000	8,251,663
8.25% 2/28/48 (b)		6,555,000	6,326,099

TOTAL KENYA			24,783,212

Kuwait - 1.7%
State of Kuwait 3.5% 3/20/27 (b)		87,670,000	85,916,600
Lebanon - 5.8%
Lebanese Republic:
5.15% 11/12/18		21,350,000	21,174,076
5.45% 11/28/19		105,620,000	99,956,656
6% 5/20/19		42,522,000	41,370,504
6% 1/27/23		9,115,000	7,703,269
6.1% 10/4/22		61,240,000	52,110,341
6.375% 3/9/20		26,480,000	24,999,768
6.6% 11/27/26		15,015,000	11,731,220
6.65% 2/26/30 (Reg. S)		7,613,000	5,680,059
8.25% 4/12/21 (Reg.S)		25,005,000	23,461,691

TOTAL LEBANON			288,187,584

Mongolia - 0.2%
Mongolian People's Republic:
8.75% 3/9/24 (b)		6,820,000	7,458,584
10.875% 4/6/21 (b)		3,095,000	3,478,282

TOTAL MONGOLIA			10,936,866

Namibia - 0.1%
Republic of Namibia 5.25% 10/29/25 (b)		6,935,000	6,536,238
Nigeria - 1.1%
Republic of Nigeria:
yield at date of purchase 0% 11/22/18(f)	NGN	467,040,000	1,256,324
yield at date of purchase 0% 12/6/18(f)	NGN	4,781,905,000	12,801,197
6.5% 11/28/27 (b)		13,545,000	13,031,645
7.143% 2/23/30 (b)		5,545,000	5,408,039
7.696% 2/23/38 (b)		9,995,000	9,783,506
7.875% 2/16/32 (b)		10,550,000	10,776,825

TOTAL NIGERIA			53,057,536

Oman - 1.8%
Sultanate of Oman:
4.75% 6/15/26 (b)		12,855,000	12,196,824
5.375% 3/8/27 (b)		12,815,000	12,434,138
5.625% 1/17/28 (b)		13,950,000	13,706,712
6.5% 3/8/47 (b)		27,005,000	25,659,287
6.75% 1/17/48 (b)		27,390,000	26,640,062

TOTAL OMAN			90,637,023

Pakistan - 0.8%
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		10,170,000	10,182,509
6.875% 12/5/27 (b)		9,870,000	9,360,392
8.25% 4/15/24 (b)		14,645,000	15,282,350
8.25% 9/30/25 (b)		6,835,000	7,114,005

TOTAL PAKISTAN			41,939,256

Panama - 0.4%
Panamanian Republic:
8.875% 9/30/27		5,299,000	7,135,104
9.375% 4/1/29		7,320,000	10,376,100

TOTAL PANAMA			17,511,204

Paraguay - 0.4%
Republic of Paraguay:
4.7% 3/27/27 (b)		4,370,000	4,348,150
5% 4/15/26 (b)		4,605,000	4,668,319
5.6% 3/13/48 (b)		3,005,000	2,989,975
6.1% 8/11/44 (b)		5,690,000	5,943,205

TOTAL PARAGUAY			17,949,649

Qatar - 2.7%
State of Qatar:
2.375% 6/2/21		17,080,000	16,602,785
3.25% 6/2/26		5,270,000	5,046,025
3.875% 4/23/23 (b)		20,490,000	20,633,430
4.5% 4/23/28 (b)		31,585,000	32,500,965
5.103% 4/23/48 (b)		37,355,000	38,849,200
9.75% 6/15/30 (Reg. S)		15,005,000	22,359,551

TOTAL QATAR			135,991,956

Russia - 3.3%
Ministry of Finance Russian Federation:
4.75% 5/27/26 (b)		11,000,000	10,984,314
4.75% 5/27/26		22,400,000	22,368,058
Russian Federation:
4.25% 6/23/27 (b)		22,600,000	21,675,660
5.25% 6/23/47 (b)		42,000,000	40,243,812
5.625% 4/4/42 (b)		17,905,000	18,812,067
12.75% 6/24/28 (Reg. S)		14,894,000	23,837,221
Russian Federation Ministry of Finance 4.375% 3/21/29 (b)		25,400,000	24,350,980

TOTAL RUSSIA			162,272,112

Rwanda - 0.3%
Rwanda Republic 6.625% 5/2/23 (b)		14,010,000	14,192,130
Saudi Arabia - 2.5%
Kingdom of Saudi Arabia:
3.625% 3/4/28 (b)		33,275,000	31,718,262
4.5% 10/26/46 (b)		70,475,000	67,041,458
Kingdom of Saudi Arabia 3.25% 10/26/26 (b)		26,590,000	24,981,305

TOTAL SAUDI ARABIA			123,741,025

Senegal - 0.3%
Republic of Senegal:
6.25% 7/30/24 (b)		2,415,000	2,433,402
6.25% 5/23/33 (b)		6,735,000	6,273,046
6.75% 3/13/48 (b)		6,150,000	5,498,346

TOTAL SENEGAL			14,204,794

South Africa - 0.9%
South African Republic:
4.3% 10/12/28		25,755,000	23,095,024
5.375% 7/24/44		6,890,000	6,162,058
5.875% 9/16/25		15,620,000	15,871,482

TOTAL SOUTH AFRICA			45,128,564

Sri Lanka - 1.1%
Democratic Socialist Republic of Sri Lanka:
5.75% 4/18/23 (b)		4,690,000	4,563,140
5.875% 7/25/22 (b)		5,225,000	5,133,724
6.2% 5/11/27 (b)		15,325,000	14,364,873
6.25% 7/27/21 (b)		4,475,000	4,482,894
6.75% 4/18/28 (b)		4,690,000	4,525,503
6.825% 7/18/26 (b)		6,000,000	5,889,870
6.85% 11/3/25 (b)		16,750,000	16,534,260

TOTAL SRI LANKA			55,494,264

Suriname - 0.4%
Republic of Suriname 9.25% 10/26/26 (b)		19,975,000	19,525,563
TAJIKISTAN - 0.1%
Tajikistan Republic 7.125% 9/14/27 (b)		7,055,000	6,425,355
Turkey - 6.0%
Turkish Republic:
4.875% 10/9/26		13,995,000	11,984,590
5.125% 3/25/22		18,055,000	17,142,898
5.125% 2/17/28		30,235,000	25,697,936
5.75% 3/22/24		13,855,000	13,031,930
5.75% 5/11/47		20,610,000	16,060,961
6% 3/25/27		34,475,000	31,376,801
6% 1/14/41		18,220,000	15,007,049
6.25% 9/26/22		36,130,000	35,370,114
6.75% 5/30/40		11,115,000	9,913,602
6.875% 3/17/36		20,830,000	18,946,968
7% 3/11/19		24,665,000	24,800,658
7% 6/5/20		4,900,000	4,947,285
7.25% 3/5/38		8,005,000	7,564,725
7.375% 2/5/25		30,385,000	30,683,381
7.5% 11/7/19		4,900,000	4,968,600
8% 2/14/34		14,565,000	14,828,481
11.875% 1/15/30		8,075,000	10,526,570
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		6,525,000	6,131,164

TOTAL TURKEY			298,983,713

Ukraine - 4.6%
Ukraine Government:
0% 5/31/40 (b)(c)		21,485,000	11,275,758
7.75% 9/1/20 (b)		35,132,000	35,395,490
7.75% 9/1/21 (b)		65,637,000	66,129,278
7.75% 9/1/22 (b)		59,362,000	59,187,476
7.75% 9/1/23 (b)		7,322,000	7,188,374
7.75% 9/1/24 (b)		48,987,000	47,470,950

TOTAL UKRAINE			226,647,326

United States of America - 4.2%
U.S. Treasury Bonds 3% 8/15/48		216,883,000	208,605,847
Uruguay - 0.3%
Uruguay Republic:
7.625% 3/21/36		4,540,000	6,125,277
7.875% 1/15/33 pay-in-kind		5,545,000	7,561,550

TOTAL URUGUAY			13,686,827

Venezuela - 1.4%
Venezuelan Republic:
oil recovery warrants 4/15/20 (f)(g)		211,320	211,320
6% 12/9/20 (e)		9,510,000	2,507,787
7% 3/31/38 (e)		8,645,000	2,245,107
7.65% 4/21/25 (e)		15,995,000	4,265,867
7.75% 10/13/19 (Reg. S) (e)		13,260,000	3,470,142
8.25% 10/13/24 (e)		14,155,000	3,775,139
9% 5/7/23 (Reg. S) (e)		19,700,000	5,313,090
9.25% 9/15/27 (e)		34,050,000	9,251,385
9.25% 5/7/28 (Reg. S) (e)		32,540,000	8,580,798
9.375% 1/13/34 (e)		22,730,000	6,630,341
11.75% 10/21/26 (Reg. S) (e)		30,130,000	8,276,711
11.95% 8/5/31 (Reg. S) (e)		40,245,000	11,015,057
12.75% 8/23/22 (e)		19,815,000	5,383,736

TOTAL VENEZUELA			70,926,480

Vietnam - 0.1%
Vietnamese Socialist Republic 4.8% 11/19/24 (b)		5,440,000	5,533,720
Zambia - 0.3%
Republic of Zambia:
5.375% 9/20/22 (b)		3,870,000	2,704,511
8.5% 4/14/24 (b)		4,335,000	3,089,398
8.97% 7/30/27 (b)		15,310,000	10,870,100

TOTAL ZAMBIA			16,664,009

TOTAL GOVERNMENT OBLIGATIONS
(Cost $3,540,981,907)			3,374,975,299
		Shares	Value

Common Stocks - 1.8%
Cayman Islands - 1.4%
Alibaba Group Holding Ltd. sponsored ADR (h)		292,800	48,241,728
Bilibili, Inc. ADR (h)(i)		78,400	1,056,832
ENN Energy Holdings Ltd.		303,000	2,631,972
Geely Automobile Holdings Ltd.		1,001,000	1,994,750
JD.com, Inc. sponsored ADR (h)		217,000	5,661,530
Longfor Properties Co. Ltd.		353,500	912,159
New Oriental Education & Technology Group, Inc. sponsored ADR		30,600	2,264,706
Shenzhou International Group Holdings Ltd.		101,000	1,295,343
Tencent Holdings Ltd.		54,800	2,237,529
Wuxi Biologics (Cayman), Inc. (h)		281,000	2,841,103
Xiaomi Corp. Class B		448,900	888,814
ZTO Express (Cayman), Inc. sponsored ADR		49,700	823,529

TOTAL CAYMAN ISLANDS			70,849,995

China - 0.1%
China Molybdenum Co. Ltd. Class A		1,206,000	800,623
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		254,178	2,349,782

TOTAL CHINA			3,150,405

India - 0.2%
Avenue Supermarts Ltd. (b)(h)		24,447	470,649
Axis Bank Ltd. (h)		132,700	1,122,304
Godrej Consumer Products Ltd.		49,644	526,257
HDFC Bank Ltd. sponsored ADR		11,500	1,082,150
InterGlobe Aviation Ltd. (b)		48,463	552,135
Kotak Mahindra Bank Ltd.		154,932	2,439,255
Motherson Sumi Systems Ltd. (h)		204,767	725,199
Reliance Industries Ltd.		186,437	3,234,429

TOTAL INDIA			10,152,378

Korea (South) - 0.1%
LG Chemical Ltd.		3,140	1,034,235
NAVER Corp.		3,939	2,541,565

TOTAL KOREA (SOUTH)			3,575,800

TOTAL COMMON STOCKS
(Cost $91,938,665)			87,728,578
		Principal Amount(a)	Value

Preferred Securities - 0.3%
British Virgin Islands - 0.3%
CNRC Capitale Ltd. 3.9% (Reg. S) (c)(j)		2,725,000	2,624,770
Dianjian Haixing Ltd. 4.05% (Reg. S) (c)(j)		2,720,000	2,766,702
Dianjian Haiyu Ltd. 3.5%(Reg. S) (c)(j)		3,170,000	2,989,591
Huaneng Hong Kong Capital Ltd. 3.6% (Reg. S) (c)(j)		2,780,000	2,586,630
Sinochem Global Capital Co. Ltd. 5% (b)(c)(j)		3,040,000	3,107,343
TOTAL PREFERRED SECURITIES
(Cost $14,316,958)			14,075,036
		Shares	Value

Money Market Funds - 6.3%
Fidelity Cash Central Fund, 2.11% (k)		312,246,722	312,309,171
Fidelity Securities Lending Cash Central Fund 2.11% (k)(l)		1,052,158	1,052,264
TOTAL MONEY MARKET FUNDS
(Cost $313,340,087)			313,361,435
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,205,524,443)			4,957,687,176
NET OTHER ASSETS (LIABILITIES) - 0.0%			1,220,397
NET ASSETS - 100%			$4,958,907,573

Currency Abbreviations

EGP – Egyptian pound

NGN – Nigerian naira

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,332,202,796 or 47.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Non-income producing - Security is in default.

 (f) Level 3 security

 (g) Quantity represents share amount.

 (h) Non-income producing

 (i) Security or a portion of the security is on loan at period end.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,651,987
Fidelity Securities Lending Cash Central Fund	49,052
Total	$4,701,039

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$13,235,706	$13,235,706	$--	$--
Consumer Staples	526,257	526,257	--	--
Energy	3,234,429	3,234,429	--	--
Financials	4,643,709	4,643,709	--	--
Health Care	5,190,885	5,190,885	--	--
Industrials	552,135	552,135	--	--
Information Technology	54,966,468	52,728,939	2,237,529	--
Materials	1,834,858	1,834,858	--	--
Real Estate	912,159	912,159	--	--
Utilities	2,631,972	2,631,972	--	--
Corporate Bonds	1,167,546,828	--	1,167,546,828	--
Government Obligations	3,374,975,299	--	3,360,706,458	14,268,841
Preferred Securities	14,075,036	--	14,075,036	--
Money Market Funds	313,361,435	313,361,435	--	--
Total Investments in Securities:	$4,957,687,176	$398,852,484	$4,544,565,851	$14,268,841

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 28, 2018